Accrued Expenses (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of accrued expenses

Accrued expenses in the accompanying consolidated balance sheets consisted of the following (in thousands):

	Successor	Predecessor (SLH)
	January 31, 2022	January 31, 2021
Professional fees	$9,184		$8,282
Accrued sales tax/VAT	7,666		4,404
Accrued royalties	2,933		2,086
Accrued tax	7,690		2,481
Accrued interest	6,730		491
Accrued Virtual, on-demand and classroom related costs	5,777		—
Accrued accounts payable	3,073		—
Refundable payments	2,546		—
Other accrued liabilities	2,158		2,359
Total accrued expenses	$47,757		$20,103